CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	CNY (¥) shares	USD ($) shares
Balance as of beginning of year at Dec. 31, 2018	¥ 111				¥ 9,055				¥ (72,901)		¥ (63,735)
Balance as of beginning of year (in shares) at Dec. 31, 2018 | shares	160,000,000	160,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(275,597)		(275,597)
Distribution to Hongen Education (Note 1)					(69,099)						(69,099)
Shares issued for share-based awards (Note 15) (in shares) | shares	55,053,763	55,053,763
Shares issued for share-based awards (Note 15)	¥ 38				3,403						3,441
Share-based compensation (Note15)					270,541						270,541
Foreign currency translation adjustment											¥ 0
Exercise of share-based awards (Note 15) (in shares) | shares											0	0
Accretion of contingently redeemable ordinary shares to redemption value (Note 12)					(821)						¥ (821)
Balance as of ending of year at Dec. 31, 2019	¥ 149				213,079				(348,498)		(135,270)
Balance as of ending of year (in shares) at Dec. 31, 2019 | shares	215,053,763	215,053,763
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(37,476)		(37,476)
Shares issued for share-based awards (Note 15)											589,587
Share-based compensation (Note15)					79,891						79,891
Foreign currency translation adjustment							¥ (21,861)				¥ (21,861)
Exercise of share-based awards (Note 15) (in shares) | shares											0	0
Share issuance upon IPO net of issuance cost (Note 13)	¥ 27				589,560
Share issuance upon IPO net of issuance cost (Note 13) (in shares) | shares	40,250,000	40,250,000
Conversion of contingently redeemable ordinary shares into Class A shares upon IPO (Note 12)	¥ 8				171,572						¥ 171,580
Conversion of contingently redeemable ordinary shares into Class A shares upon IPO (Note 12) (in shares) | shares	11,318,619	11,318,619
Assets transferred under common control, net of tax (Note 17)					6,994						6,994
Accretion of contingently redeemable ordinary shares to redemption value (Note 12)					(10,792)						(10,792)
Balance as of ending of year at Dec. 31, 2020	¥ 184				1,050,304		(21,861)		(385,974)		642,653
Balance as of ending of year (in shares) at Dec. 31, 2020 | shares	266,622,382	266,622,382
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(37,051)		(37,051)	$ (5,814)
Share-based compensation (Note15)					15,175						15,175
Foreign currency translation adjustment							(12,816)				(12,816)	$ (2,011)
Repurchase of ordinary shares (Note 14)			¥ (164)								(164)
Repurchase of ordinary shares (Note 14) (in shares) | shares			(45,000)	(45,000)
Exercise of share-based awards (Note 15)	¥ 1				476						¥ 477
Exercise of share-based awards (Note 15) (in shares) | shares	1,275,285	1,275,285									1,275,285	1,275,285
Assets transferred under common control, net of tax (Note 17)					97						¥ 97
Balance as of ending of year at Dec. 31, 2021	¥ 185	$ 29	¥ (164)	$ (26)	¥ 1,066,052	$ 167,287	¥ (34,677)	$ (5,442)	¥ (423,025)	$ (66,382)	¥ 608,371	$ 95,466
Balance as of ending of year (in shares) at Dec. 31, 2021 | shares	267,897,667	267,897,667	(45,000)	(45,000)